Master Trust Investments - Schedule of Master Trust Net Assets (Details) - EBP Hourly DPS Plan - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Net assets	$ 1,003,944	$ 962,097
Master Trust | Master Trust Balances
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value	4,950,871
Investments at contract value:	494,528
Total Investments	5,445,399
Other	560
Administrative expenses	(963)
Net assets	5,460,385
Master Trust | Plan’s interest in Master Trust Balances
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value	831,145
Investments at contract value:	129,627
Total Investments	960,772
Net assets	963,882
Master Trust | Altria Stock | Master Trust Balances
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value	1,456,691
Interest and dividend income	15,360
Master Trust | Altria Stock | Plan’s interest in Master Trust Balances
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value	450,048
Interest and dividend income	3,110
Master Trust | Cash and cash equivalents | Master Trust Balances
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value	40
Master Trust | Cash and cash equivalents | Plan’s interest in Master Trust Balances
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value	23
Master Trust | Collective investment funds | Master Trust Balances
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value	2,688,978
Master Trust | Collective investment funds | Plan’s interest in Master Trust Balances
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value	297,490
Master Trust | Registered investment companies | Master Trust Balances
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value	651,804
Master Trust | Registered investment companies | Plan’s interest in Master Trust Balances
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value	57,711
Master Trust | Government securities | Master Trust Balances
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value	137,213
Master Trust | Government securities | Plan’s interest in Master Trust Balances
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value	22,147
Master Trust | Other | Master Trust Balances
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value	16,145
Interest and dividend income	29
Master Trust | Other | Plan’s interest in Master Trust Balances
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value	$ 3,726
Master Trust B | Master Trust Balances
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value		1,357,609
Total Investments		1,357,609
Net assets		1,372,971
Master Trust B | Plan’s interest in Master Trust Balances
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value		416,869
Total Investments		416,869
Net assets		420,029
Master Trust B | Altria Stock | Master Trust Balances
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value		1,357,573
Interest and dividend income		15,362
Master Trust B | Altria Stock | Plan’s interest in Master Trust Balances
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value		416,847
Interest and dividend income		3,160
Master Trust B | Cash and cash equivalents | Master Trust Balances
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value		36
Master Trust B | Cash and cash equivalents | Plan’s interest in Master Trust Balances
EBP, Master Trust [Line Items]
Total Master Trust investments at fair value		$ 22